PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	$ 32,523	$ 28,587
Less - accumulated depreciation	(21,659)	(18,770)
Property, plant and equipment, net	10,864	9,817
Depreciation and amortization expenses	2,889	2,698	$ 2,458
Computers, software and electronic equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	7,748	6,086
Office, furniture and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	2,346	2,225
Molds and others
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	4,195	3,231
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	$ 18,234	$ 17,045